Offerings	Mar. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common shares, no par value per share
Amount Registered | shares	13,114,037
Proposed Maximum Offering Price per Unit	57.00
Maximum Aggregate Offering Price	$ 747,500,109.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,229.77
Offering Note	(2) Includes 1,710,526 common shares issuable upon exercise of the underwriters' option to purchase additional common shares and 877,194 common shares issuable upon the exercise of the pre-funded warrants referenced below.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase common shares
Amount Registered | shares	877,194
Proposed Maximum Offering Price per Unit	56.9999
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(3)Pursuant to Rule 416 under the Securities Act, the pre-funded warrants to purchase common shares being registered hereunder include such indeterminate number of additional common shares as may be issued after the date hereof as a result of share splits, share dividends or similar transactions. (4)The purchase price is $56.9999 per pre-funded warrant to purchase common shares (which equals the public offering price per common share less the $0.0001 per share exercise price of each such pre-funded warrant). (5)Pursuant to Securities and Exchange Commission staff interpretation, the entire fee is allocated to the common shares underlying the pre-funded warrants.